Registration No. 333-19925
                                                    Registration No. 811-01705
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       |X|

           Post-Effective Amendment No. 9

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 134                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [ ]    On May 1, 2004 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SUPPLEMENT DATED JUNE 14, 2004 TO THE MAY 1, 2004 PROSPECTUS FOR THE
EQUITABLE VARIABLE IMMEDIATE ANNUITY CONTRACT ("VIA")
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information ("SAI") dated May 1, 2004, as previously supplemented to date (together the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

Effective immediately, in addition to AXA Advisors, LLC, AXA Distributors, LLC, will serve as a principal underwriter of Separate Account A and distributor of the VIA contracts. In this regard, please note the following changes:

(A)   In the Prospectus:

In "Distribution of the contracts" under "More information," please note the following changes:

The first two paragraphs are deleted in their entirety and replaced with the following four paragraphs:

   The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Both AXA Advisors and AXA Distributors serve as the principal underwriters of Separate Account A and retain responsibility for the sales and marketing functions for Separate Account A. The offering is intended to be continuous.

   AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of Equitable Life, and AXA Distributors, an indirect wholly owned subsidiary of Equitable Life, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other Equitable Life annuity products.

   AXA Distributors is successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

   The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of AXA Distributors, as well as by affiliated and unaffiliated broker-dealers who have entered into selling agreements with either AXA Advisors or AXA Distributors.

The first sentence of the fourth paragraph is deleted in its entirety and replaced with the following sentence:

   Equitable and/or AXA Advisors and/or AXA Distributors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts.

(B)   In the SAI:

In "Distribution of the contracts," the following is added as the second paragraph:

   Effective June 14, 2004, pursuant to a Distribution and Servicing Agreement between AXA Distributors, Equitable Life and certain of Equitable Life's separate accounts, AXA Distributors will also serve as a principal underwriter of Separate Account A and distributor of the contracts.







           The Equitable Life Assurance Society of the United States
                          1290 Avenue of the Americas
                               New York, NY 10104

888-1357 (6/04)                                                    133783 (6/04)

                                 PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Auditors; PricewaterhouseCoopers LLP -Statements of Assets and Liabilities for the Year Ended
             December 31, 2003;
            -Statements of Operations for the Year Ended December 31, 2003; -Statements of Changes in Net Assets for the Years Ended
             December 31, 2003 and 2002;
            -Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:
            ----------------------------------------------------------
            -Report of Independent Auditors; PricewaterhouseCoopers LLP -Consolidated Balance Sheets as of December 31, 2003 and 2002; -Consolidated Statements of Earnings for Years Ended
             December 31, 2003, 2002 and 2001;
            -Consolidated Statements of Equity for Years Ended
             December 31, 2003, 2002 and 2001;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 2003, 2002 and 2001; and
            -Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. (a) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

            (b) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

            (c) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (d) First Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (e) Second Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

         7. Not applicable.

         8. (a) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to this Registration Statement File No. 333-64749 filed on
                December 5, 2001.

         9. (a) Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and
                Counsel of Equitable, as to the legality of the securities being registered previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on April 21, 2004.

        10. (a)  Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney, incorporated herein by reference to Exhibit
                10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Vivendi Universal
42, avenue de Friedland
75380 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
c/o LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
230 Byram Shore Road
Greenwich, CT 06830

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Deanna M. Mulligan                         Executive Vice President

*Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                          Consolidated companies as at
                               December 31, 2002




                                   AXA GROUP
                 CONSOLIDATED COMPANIES AS AT DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA ASSET MANAGEMENT LIMITED                     0.01
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA HOLDINGS BELGIUM                             0.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA BANK BELGIUM                                 0.10
  & REAL ESTATE                          BENELUX
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA REAL ESTATE INVESMENT                       99.90
  & REAL ESTATE                          BENELUX                                 MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS SA                      99.93
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT PRIVATE EQUITY           AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EUROPE SA                               EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESMENT                       99.96
  & REAL ESTATE                          INVESTMENT MANAGERS France              MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT INVEST       AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE                          MANAGERS France
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT PRIVATE EQUITY                   85.46
  & REAL ESTATE                                                                  EUROPE SA
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        JOUR FINANCE                                    20.63
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                   51.07
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                  0.92
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                             23.72
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA CREDIT                              AXA BANQUE                                      65.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA ASSURANCES VIE                              37.38
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA FRANCE ASSURANCE                            62.62
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                            100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA ASSURANCES IARD                              8.20
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                             19.51
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS SA                      99.94
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA GRANDE ARMEE                                 0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS PARIS                    0.02
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA                                             47.42
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ROYALE BELGE                                 3.81
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA LEVEN NV                                     1.90
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA UK PLC                                      16.66
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA RE                                           0.73
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              NATIONAL MUTUAL FUND MANAGEMENT VIE              3.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA KONZERN AG                                   6.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ASSURANCES IARD                             14.50
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              DIRECT ASSURANCES IARD                           0.18
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           GIE AXA GESTION DES ACTIFS              AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS SA                      98.84
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS PARIS                    1.16
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA COLLECTIVES                                 15.00
  & REAL ESTATE                          FUNDS


                                  Page 1 de 2

                          Consolidated companies as at
                               December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES VIE                              20.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES IARD                             15.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE INVESMENT               AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE                          MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA MULTIMANAGER SA                     AXA MULTIMANAGER LIMITED                        99.98
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                      85.00
  & REAL ESTATE                          DEUTSCHLAND GMBH
FINANCIAL SERVICES    GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          GMBH
FINANCIAL SERVICES    GERMANY          AXA FUNDS TRUST GMBH                    AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA REAL ESTATE MANAGERS                AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES    GERMANY          AXA MERKENS FONDS GMBH                  AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA IMOBILIEN AG                        AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                                                                  MANAGERS SA
FINANCIAL SERVICES    GERMANY          AXA PRIVATE EQUITY DEUTSCHLAND          AXA INVESTMENT PRIVATE EQUITY                  100.00
  & REAL ESTATE                          GMBH                                    EUROPE SA
FINANCIAL SERVICES    GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                                 100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA LEBENSVERSICHERING AG                       33.02
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                  66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENTS MANAGERS LIMITED        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LIMITED                    33.33
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS SA                      66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS AWF             AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          SERVICES LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS GLOBAL          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          SERVICES
FINANCIAL SERVICES    GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA ASSET MANAGEMENT LIMITED            AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA FUNDS MANAGEMENT UK LIMITED         AXA INVESTMENT MANAGERS UK                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS LIMITED                        MANAGERS SA
FINANCIAL SERVICES    HONG KONG        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC HONG KONG                  HOLD. LLC
FINANCIAL SERVICES    HONG KONG        AXA INVESTMENT MANAGERS HK SAR          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    HUNGARY          AXA BIZTOSITO PENSION FUND              AXA NORDSTERN HOLDING                          100.00
  & REAL ESTATE
FINANCIAL SERVICES    IRELAND          AXA INVESTMENT MANAGERS IRELAND         AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS SA                      99.77
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                                0.23
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS ITALIA                         MANAGERS SA
FINANCIAL SERVICES    JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS ROSENBERG               28.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS SA                      59.99
  & REAL ESTATE
FINANCIAL SERVICES    SINGAPORE        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC SINGAPORE                  HOLD. LLC
FINANCIAL SERVICES    SPAIN            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS IBERICA                        MANAGERS SA
FINANCIAL SERVICES    THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS SA                      90.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.            10.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS NORTH           AXA INVESTMENT MANAGERS ROSE                   100.00
  & REAL ESTATE                          AMERICA
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGER PRIVATE          AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EQUITY US                               EQUITY SA
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         AXA FINANCIAL INC.                              25.09
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         THE EQUITABLE LIFE ASSURANCE                    74.91
  & REAL ESTATE                                                                  SOCIETY
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          HOLDING INC.
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                    75.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          & ADVISOR LIMITED
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG LLC                               80.40
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA INVESTMENT MANAGERS SA                      19.60
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ALTERNATIVE ADVISORS INC            AXA INVESTMENT MANAGERS SA                     100.00


                                  Page 2 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FUND MANAGEMENT          AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FINANCIAL SERVICES       AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL INTERNATIONAL            AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN LEBEN                      AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN VERSICHERUNG               AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA BELGIUM                                  0.05
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA HOLDINGS BELGIUM                        99.95
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              UAB                                          0.42
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              AXA HOLDINGS BELGIUM                        99.58
INSURANCE & REINSURANCE   BELGIUM         UAB                                      AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE VIE               AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE                   AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA                               AXA                                        100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA VIE                           AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA NON VIE                       AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          AXA CS ASSURANCE CANADA                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA ADP                           AXA CANADA                                 100.00
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE IARD                          AXA FRANCE ASSURANCE                        99.92
INSURANCE & REINSURANCE   FRANCE          AXA CORPORATE SOLUTION ASSURANCE         AXA RE                                      98.49
INSURANCE & REINSURANCE   FRANCE          ARGOVIE                                  AXA FRANCE VIE                              94.03
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA COLLECTIVES                              8.35
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA FRANCE ASSURANCE                        91.65
INSURANCE & REINSURANCE   FRANCE          AXA RE FINANCE                           AXA RE                                      79.00
INSURANCE & REINSURANCE   FRANCE          COMPAGNIE GENERALE REASSURANCE           AXA RE                                      99.99
                                            MONTE-CARLO
INSURANCE & REINSURANCE   FRANCE          NATIO ASSURANCES                         AXA FRANCE IARD                             50.00
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA FRANCE ASSURANCE                        39.93
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE ASSURANCE                        95.71
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE IARD                              3.69
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA COLLECTIVES                              0.02
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA FRANCE ASSURANCE                         0.10
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA ASSURANCES IARD                          4.90
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA                                         94.99
INSURANCE & REINSURANCE   FRANCE          DIRECT ASSURANCES IARD                   AXA FRANCE ASSURANCE                       100.00
INSURANCE & REINSURANCE   FRANCE          JURIDICA                                 AXA FRANCE ASSURANCE                        98.51
INSURANCE & REINSURANCE   FRANCE          SAINT GEORGES RE                         AXA                                        100.00
INSURANCE & REINSURANCE   FRANCE          AXA CESSIONS                             AXA RE                                     100.00
INSURANCE & REINSURANCE   FRANCE          SPS RE                                   AXA RE                                      69.95
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA ASSURANCES IARD                          0.14
INSURANCE & REINSURANCE   FRANCE          AXA ASSISTANCE                           AXA                                        100.00
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      AXA KONZERN AG                              74.41
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      GRE CONTINENTAL EUROPE HOLDING GMBH         25.59
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA VERSICHERUNG AG                         52.19
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA KONZERN AG                              47.81
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA KONZERN AG                              52.69
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA LEBEN                                   35.32
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               DEUTSCHE AERZTEVERSICHERUNG                 11.41
INSURANCE & REINSURANCE   GERMANY         AXA NORDSTERN ART                        AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   GERMANY         DEUTSCHE AERZTEVERSICHERUNG AG           AXA KONZERN AG                              97.87
INSURANCE & REINSURANCE   GERMANY         PRO BAV PENSIONSKASSE                    AXA KONZERN AG                             100.00


                                  Page 1 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   GERMANY         ACS ASSURANCE ALLEMAGNE                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK HOLDING PLC                       AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP GROUP PLC                            GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP HEALTHCARE PROFESSIONAL SERVICES     AXA INSURANCE UK                           100.00
                                            LIMITED
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA SUN LIFE PLC                         AXA UK PLC                                 100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ROYAL EXCHANGE ASSURANCE PLC             GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK DISCONTINUED BUSINESS   AXA INSURANCE UK                           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - INSURANCE       AXA REINSURANCE UK PLC - REINSURANCE       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCES UK BRANCH - REINSURANCE   ACS ASSURANCE UK BRANCH - INSURANCE        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCE UK BRANCH - INSURANCE      AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK PLC                               AXA                                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA GLOBAL RISKS (U.K.) LIMITED          AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ENGLISH & SCOTTISH                       AXA UK                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - REINSURANCE     AXA UK HOLDING PLC                         100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK                         GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   HONG KONG       AXA GENERAL INSURANCE HK                 AXA                                        100.00
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA INSURANCE INVESTMENT HOLDING            82.50
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA                                         17.50
INSURANCE & REINSURANCE   HONG KONG       AXA CHINA REGION LIMITED                 NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   HUNGARY         AXA BIZTOSITO                            AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   IRELAND         GUARDIAN PMPA GROUP LIMITED              GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   ITALY           AXA INTERLIFE                            AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           UAP VITA                                 AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA ITALIA S.P.A                            98.12
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA COLLECTIVES                              1.88
INSURANCE & REINSURANCE   JAPAN           AXA GROUP LIFE JAPAN                     AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA LIFE JAPAN                           AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA NON LIFE INSURANCE CO LIMITED        AXA                                        100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCE VIE LUXEMBOURG             AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCES LUXEMBOURG                AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      FUTUR RE                                 AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   LUXEMBOURG      CREALUX                                  AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   MOROCCO         AXA ASSURANCE MAROC                      AXA ONA                                    100.00
INSURANCE & REINSURANCE   MOROCCO         EPARGNE CROISSANCE                       AXA ASSURANCE MAROC                         99.59
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                          87.63
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                          7.46
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                           5.37
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                         83.01
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA PORTUGAL SEGUROS VIDA                    2.15
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA CORPORATE SOLUTION ASSURANCE             9.07
INSURANCE & REINSURANCE   SINGAPORE       AXA LIFE SINGAPOUR                       NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA INSURANCE INVESTMENT HOLDING            74.23
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA                                         25.77
INSURANCE & REINSURANCE   SINGAPORE       AXA CORPORATE SOLUTIONS ASIA PACIFIC     AXA RE                                     100.00
                                            PRIVATE LIMITED
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA DE SEGUROS Y             AXA AURORA                                  99.68
                                            REASEGUROS
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA                                          1.45
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA AURORA IBERICA                          98.51
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA IBERICA                          88.00
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA VIDA                             12.00


                                  Page 2 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   SPAIN           AXA AURORA IBERICA                       AXA AURORA                                  99.68
INSURANCE & REINSURANCE   SPAIN           HILO DIRECT SA DE SEGUROS Y REASEGUROS   AXA AURORA                                  50.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA COMPAGNIE D'ASSURANCES                   5.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA                                         95.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCES               AXA                                        100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA ZORG NV                              AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA SCHADE                               AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS UNIROBE GROEP                            AXA NEDERLAND BV                           100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA LEVEN NV                             AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   TURKEY          AXA OYAK SIGORTA                         AXA OYAK HOLDING AS                         70.91
INSURANCE & REINSURANCE   TURKEY          AXA OYAK HAYAT SIGORTA                   AXA OYAK HOLDING AS                        100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA AMERICA CORPORATE SOLUTIONS, INC     AXA RE                                     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTION INSURANCE CO      AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA RE AMERICA INSURANCE COMPANY         AXA CORPORATE SOLUTIONS PROPERTY           100.00
                                                                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS PROPERTY         AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   THE EQUITABLE LIFE ASSURANCE SOCIETY     AXA FINANCIAL INC.                         100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS LIFE             AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            REINSURANCE COMPANY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS REINSURANCE CY   AXA AMERICA CORPORATE SOLUTIONS, INC       100.00


                                  Page 3 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA                                      42.65
                                                      LIMITED
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA EQUITY & LAW ASSURANCE                9.01
                                                      LIMITED                          SOCIETY
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA LEBENSVERSICHERUBG AG                10.05
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA VERSICHERUNG AG                      89.95
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA                                      84.28
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA ASSURANCES IARD                       5.41
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             VINCI BV                                  4.07
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA CORPORATE SOLUTION                    6.21
                                                                                       ASSURANCE
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES IARD                      39.53
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES VIE                       60.47
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA                                      99.77
HOLDINGS & MISC. BUSINESSES     FRANCE              MOFIPAR                          AXA                                      99.90
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA ASSURANCES IARD                       0.22
HOLDINGS & MISC. BUSINESSES     FRANCE              COLISEE EXCELLENCE               AXA PARTICIPATION II                    100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA CHINA REGION LIMITED                 49.00
HOLDINGS & MISC. BUSINESSES     FRANCE              FDR PARTICIPATIONS               FINAXA                                  100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA                                      99.78
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          ALLIANCE CAPITAL MANAGEMENT               0.01
                                                                                       LLP
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA KONZERN AG                            0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          THE EQUITABLE LIFE ASSURANCE              0.02
                                                                                       SOCIETY
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          NATIONAL MUTUAL FINANCIAL                 0.01
                                                                                       SERVICES
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA UK PLC                                0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA FRANCE ASSURANCE                      0.06
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE NON VIE                  0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE                          0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA LIFE JAPAN                            0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA RE                                    0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA INVESTMENT MANAGERS SA                0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA PARTICIPATION II             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA FRANCE ASSURANCE             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   VINCI BV                                 39.73
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   AXA                                      25.49
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   KOLNISCHE VERWALTUNGS                    25.63
HOLDINGS & MISC. BUSINESSES     GERMANY             GRE CONTINENTAL EUROPE           AXA KONZERN AG                          100.00
                                                      HOLDING GMBH
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            VINCI BV                                 67.72
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA                                       8.83
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA KONZERN AG                           23.02
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       GUARDIAN ROYAL EXCHANGE PLC      AXA UK PLC                              100.00
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA EQUITY & LAW PLC                     21.69
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA                                      78.31
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA EQUITY & LAW PLC             AXA                                      99.95
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA                                      98.24
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA ASSURANCES VIE                        1.76
HOLDINGS & MISC. BUSINESSES     JAPAN               AXA INSURANCE HOLDING JAPAN      AXA                                      96.42
HOLDINGS & MISC. BUSINESSES     LUXEMBOURG          AXA LUXEMBOURG SA                AXA HOLDINGS BELGIUM                    100.00
HOLDINGS & MISC. BUSINESSES     MOROCCO             AXA ONA                          AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     SINGAPORE           AXA HOLDINGS PTE LTD             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     SPAIN               AXA AURORA                       AXA                                     100.00


                                  Page 1 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 ROYALE BELGE INVESTISSEMENT              14.10
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA BELGIUM                              40.20
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA HOLDINGS BELGIUM                     45.70
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     VINCI BV                         AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA VERZEKERINGEN                GELDERLAND                              100.00
HOLDINGS & MISC. BUSINESSES     TURKEY              AXA OYAK HOLDING AS              AXA                                      50.00
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               SOCIETE BEAUJON                           0.44
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA CORPORATE SOLUTIONS                   0.03
                                                                                       REINSURANCE CY
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA BELGIUM                               0.47
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA RE                                    2.95
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA                                      96.10


                                  Page 2 de 2

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
        LAST UPDATED: 9/30/03

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                           DE             NY      13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                        ND             ND      45-0373941
     AXA Financial Services, LLC   (Note 2)                                                       DE             NY      52-2197822
        AXA Distribution Holding Corporation  (Note 2)                                            DE             NY      13-4078005
           AXA Advisors, LLC     (Note 5)                                                         DE             NY      13-4071393
           AXA Network, LLC     (Note 6)                                        Operating         DE             NY      06-1555494
              AXA Network of Alabama, LLC                                       Operating         AL             AL      06-1562392
              AXA Network of Connecticut, Maine and New York, LLC               Operating         DE             NY      13-4085852
              AXA Network Insurance Agency of Massachusetts, LLC                Operating         MA             MA      04-3491734
              AXA Network of Nevada, Inc.                                       Operating         NV             NV      13-3389068
              AXA Network of Puerto Rico, Inc.                                  Operating        P.R.           P.R.     66-0577477
              AXA Network Insurance Agency of of Texas, Inc.                    Operating         TX             TX      75-2529724
           Paramount Planners, LLC                                              Operating         DE             NY      06-1602479
        The Equitable Life Assurance Society of the United States  (Note 2)  *  Insurance         NY             NY      13-5570651
           The Equitable of Colorado, Inc. *                                    Insurance         CO             CO      13-3198083
           Equitable Deal Flow Fund, L.P.                                       Investment        DE             NY      13-3385076
              Equitable Managed Assets, L.P.                                    Investment        DE             NY      13-3385080
           Real Estate Partnership Equities (various)                           Investment        **                          -
           Equitable Holdings, LLC  (Notes 3 & 4)                                  HCO            NY             NY      22-2766036
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                 HCO            DE             NY      13-2677213
           Wil-Gro, Inc                                                         Investment        PA             PA      23-2702404
           STCS, Inc.                                                           Investment        DE             NY      13-3761592
           Fox Run, Inc.                                                        Investment        MA             NY      23-2762596
           FTM Corp.                                                            Investment        MD             MD      13-3778225
           EVSA, Inc.                                                           Investment        DE             PA      23-2671508
           Equitable Rowes Wharf, Inc.                                          Investment        MA             MA      04-3272826
           Prime Property Funding II, Inc.                                      Operating         DE             NY      13-3961599
           Sarasota Prime Hotels, LLC                                           Investment        FL             GA      58-2330533
           ECLL, Inc.                                                           Investment        MI             GA      58-2377569

                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership      Comments
                                                                                Owned        or Control     (e.g., Basis of Control)
                                                                                -----        ----------     ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                          1,000       100.00%
     AXA Financial Services, LLC   (Note 2)                                             -       100.00%
        AXA Distribution Holding Corporation  (Note 2)                              1,000       100.00%
           AXA Advisors, LLC     (Note 5)                                               -       100.00%
           AXA Network, LLC     (Note 6)                                                -       100.00%
              AXA Network of Alabama, LLC                                               -       100.00%
              AXA Network of Connecticut, Maine and New York, LLC                       -       100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                        -       100.00%
              AXA Network of Nevada, Inc.                                                       100.00%
              AXA Network of Puerto Rico, Inc.                                                  100.00%
              AXA Network Insurance Agency of of Texas, Inc.                        1,050       100.00%
           Paramount Planners, LLC                                                      -       100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)  *  2,000,000       100.00%       NAIC # 62944
           The Equitable of Colorado, Inc. *                                    1,000,000       100.00%       NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                               -             -       G.P & L.P.
              Equitable Managed Assets, L.P.                                            -             -       G.P.
           Real Estate Partnership Equities (various)                                   -             -       **
           Equitable Holdings, LLC  (Notes 3 & 4)                                       -       100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              5,000,000       100.00%
           Wil-Gro, Inc                                                             1,000       100.00%
           STCS, Inc.                                                               1,000       100.00%
           Fox Run, Inc.                                                            1,000       100.00%
           FTM Corp.                                                                1,000       100.00%
           EVSA, Inc.                                                                  50       100.00%
           Equitable Rowes Wharf, Inc.                                              1,000       100.00%
           Prime Property Funding II, Inc.                                                      100.00%
           Sarasota Prime Hotels, LLC                                                   -       100.00%
           ECLL, Inc.                                                                           100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.


1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

     Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

     Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

     Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

     As of June 25, 2003, AXF and its subsidiaries owned 54.6% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

          AXF held directly 32,699,154 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital Units (2.08%),
          ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.42%), and ECMC, LLC owned 32,720,227 Alliance Capital Units (13.05%).

     Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

     In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.29% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04

Dissolved: -    On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
           -    100 Federal Street Funding Corporation was dissolved August 31,
                1998.
           -    100 Federal Street Realty Corporation was dissolved December 20,
                2001.
           -    CCMI Corp. was dissolved on October 7, 1999.
           -    ELAS Realty, Inc. was dissolved January 29, 2002.
           -    EML Associates, L.P. was dissolved March 27, 2001.
           -    EQ Services, Inc. was dissolved May 11, 2001.
           -    Equitable BJVS, Inc. was dissolved October 3, 1999.
           -    Equitable Capital Management Corp. became ECMC, LLC on November
                30, 1999.
           -    Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           -    Equitable JVS II, Inc. was dissolved December 4, 1996
           -    Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                dissolved on December 31, 2000.
           -    EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           -    EREIM Managers Corporation was dissolved March 27, 2001.
           -    EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           -    EVLICO, Inc. was dissolved in 1999.
           -    Franconom, Inc. was dissolved on December 4, 2000.
           -    GP/EQ Southwest, Inc. was dissolved October 21, 1997
           -    HVM Corp. was dissolved on Feb. 16, 1999.
           -    ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           -    Prime Property Funding, Inc. was dissolved in Feb. 1999.
           -    Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           -    Six-Pac G.P., Inc. was dissolved July 12,1999

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING A - Equitable Holdings, LLC

                                                                                               State of       State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           Operating          DE             NY      13-3049038
              Equitable Casualty Insurance Company *                            Operating          VT             VT      06-1166226
              ECMC, LLC   (See Note 4 on Page 2)                                Operating          DE             NY      13-3266813
                 Equitable Capital Private Income & Equity
                 Partnership II, L.P.                                           Investment         DE             NY      13-3544879
              Alliance Capital Management Corporation (See Note 4 on Page 2)    Operating          DE             NY      13-3633538
                 See Attached Listing B
              Equitable JVS, Inc.                                               Investment         DE             GA      58-1812697
                 Astor Times Square Corp.                                       Investment         NY             NY      13-3593699
                 Astor/Broadway Acquisition Corp.                               Investment         NY             NY      13-3593692
                 PC Landmark, Inc.                                              Investment         TX             TX      75-2338215
                 EJSVS, Inc.                                                    Investment         DE             NJ      58-2169594
              AXA Distributors, LLC                                             Operating          DE             NY      52-2233674
                 AXA Distributors Insurance Agency of Alabama, LLC              Operating          DE             AL      52-2255113
                 AXA Distriburors Insurance Agency, LLC                         Operating          DE         CT, ME,NY   06-1579051
                 AXA Distributors Insurance Agency of Massachusetts, LLC        Operating          MA             MA      04-3567096
                 AXA Distributors Insurance Agency of Texas, Inc.               Operating          TX             TX      74-3006330
              J.M.R. Realty Services, Inc.                                      Operating          DE             NY      13-3813232
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     Operating          DE             NJ      22-3492811


                                                                                         Parent's
                                                                             Number of   Percent of
                                                                              Shares     Ownership   Comments
                                                                              Owned     or Control  (e.g., Basis of Control)
                                                                              -----     ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                           500       100.00%
              Equitable Casualty Insurance Company *                          1,000       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                  -       100.00%
                 Equitable Capital Private Income & Equity                                          ECMC is G.P.
                 Partnership II, L.P.                                             -             -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)    100       100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                             1,000       100.00%
                 Astor Times Square Corp.                                       100       100.00%
                 Astor/Broadway Acquisition Corp.                               100       100.00%    G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                            1,000       100.00%
                 EJSVS, Inc.                                                  1,000       100.00%
              AXA Distributors, LLC                                               -       100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                -       100.00%
                 AXA Distriburors Insurance Agency, LLC                           -       100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC          -       100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.             1,000       100.00%
              J.M.R. Realty Services, Inc.                                    1,000       100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)     100       100.00%




*    Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.

          Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.

          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.

          Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.

                                                                                               State of      State of
                                                                                 Type of      Incorp. or     Principal     Federal
                                                                                Subsidiary     Domicile      Operation    Tax ID #
                                                                                ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2) Operating        DE           NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)        Operating        DE           NY        13-3434400
                    Albion Alliance LLC                                          Operating        DE           NY        13-3903734
                    Cursitor Alliance LLC                                            HCO          DE           MA        22-3424339
                    Alliance Capital Management LLC                                  HCO          DE           NY
                       Sanford C. Bernstein & Co., LLC                           Operating        DE           NY
                    Alliance Capital Management Corp. of Delaware                    HCO          DE           NY        13-2778645
                       ACAM Trust Company Private Ltd.                           Operating      India        India            -
                       ACM Global Investor Services S.A.                         Operating       Lux.         Lux.            -
                          ACM New-Alliance (Luxembourg) S.A.                     Operating       Lux.         Lux.            -
                          ACM Fund Services (Espana) S.L.                        Operating      Spain        Spain            -
                       ACM International (France) SAS                            Operating      France       France           -
                       ACM Software Services Ltd.                                Operating        DE           NY        13-3910857
                       Alliance Barra Research Institute, Inc.                   Operating        DE           NY        13-3548918
                       Alliance Capital Asset Management (Japan) Ltd             Operating      Japan        Japan            -
                       Alliance Capital Australia Limited                        Operating      Aust.        Aust.            -
                          Far Eastern Alliance Asset Management                  Operating      Taiwan       Taiwan           -
                       Alliance Capital Global Derivatives Corp.                 Operating        DE           NY        13-3626546
                       Alliance Capital Latin America Ltd.                       Operating      Brazil       Brazil           -
                       Alliance Capital Limited                                  Operating       U.K.         U.K.            -
                          Alliance Capital Services Ltd.                         Operating       U.K.         U.K.            -
                             Dimensional Trust Management Ltd.                   Operating       U.K.         U.K.            -
                       Alliance Capital (Luxembourg) S.A.                        Operating       Lux.         Lux.            -
                       Alliance Capital Management (Asia) Ltd.                   Operating        DE       Singapore     13-3752293
                       Alliance Capital Management Australia Limited             Operating      Aust.        Aust.            -
                       Alliance Capital Management Canada, Inc.                  Operating        DE         Canada      13-3630460
                       Alliance Capital Management New Zealand Limited           Operating       N.Z.         N.Z.            -
                                                                                              Parent's
                                                                               Number of      Percent of
                                                                                Shares        Ownership    Comments
                                                                                Owned        or Control   (e.g., Basis of Control)
                                                                                -----        ----------   ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                                     owns 1% GP interest in
                                                                                                          Alliance Capital
                                                                                                          Management L.P. and
                                                                                                          100,000 GP units in
                                                                                                          Alliance Capital
                                                                                                          Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                     -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                                         37.60%    Equitable Life = 4.7%;
                                                                                                          3rd parties = 57.7%
                    Cursitor Alliance LLC                                                      100.00%
                    Alliance Capital Management LLC                                            100.00%
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    Alliance Capital Management Corp. of Delaware                    10        100.00%
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ACM Global Investor Services S.A.                                        99.00%    Alliance Capital
                                                                                                          Oceanic Corp. owns 1%

                          ACM New-Alliance (Luxembourg) S.A.                                     1.00%    New Alliance Asset
                                                                                                          Mngmnt (Asia) Ltd owns 99%
                          ACM Fund Services (Espana) S.L.                                      100.00%
                       ACM International (France) SAS                                          100.00%
                       ACM Software Services Ltd.                                              100.00%
                       Alliance Barra Research Institute, Inc.                    1,000        100.00%
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       Alliance Capital Australia Limited                                      100.00%
                          Far Eastern Alliance Asset Management                                 20.00%    3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                  1,000        100.00%
                       Alliance Capital Latin America Ltd.                                      99.00%    Alliance Capital Oceanic
                                                                                                          Corp. owns 1%
                       Alliance Capital Limited                                 250,000        100.00%
                          Alliance Capital Services Ltd.                          1,000        100.00%
                             Dimensional Trust Management Ltd.                   50,000        100.00%
                       Alliance Capital (Luxembourg) S.A.                         3,999         99.98%    Alliance Cap. Oceanic
                                                                                                          Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       Alliance Capital Management Australia Limited                            50.00%    3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  18,750        100.00%
                       Alliance Capital Management New Zealand Limited                          50.00%    3rd parties = 50%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2003               03/29/04
LISTING B - Alliance Capital Management Corp.



                                                                                                  State of      State of
                                                                                   Type of      Incorp. or     Principal     Federal
                                                                                  Subsidiary     Domicile      Operation    Tax ID #
                                                                                  ----------     --------      ---------    --------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                Operating    So Africa   So Africa        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                       Operating      Nambia      Nambia         -
                       Alliance Capital Management (Singapore) Ltd.                  Operating    Singapore   Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.                     Operating    Mauritius   Mauritius        -
                          Alliance Capital Asset Management (India) Private Ltd      Operating      India       India          -
                       Alliance Capital Oceanic Corp.                                Operating        DE          NY      13-3441277
                       Alliance Corporate Finance Group Inc.                         Operating        DE          NY      52-1671668
                       Alliance Eastern Europe, Inc.                                 Operating        DE          NY      13-3802178
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.)                         Operating        DE          NY      13-3191825
                       Alliance Global Investor Services, Inc.                       Operating        DE          NJ      13-3211780
                       Alliance SBS-AGRO Capital Management Co.                      Operating      Russia      Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                        Operating     So Korea    So Korea        -
                       New Alliance Asset Management (Asia) Ltd                      Operating       H.K.        H.K.          -
                          Alliance Capital Taiwan Limited                            Operating      Taiwan      Taiwan         -
                          ACM New-Alliance (Luxembourg) S.A.                         Operating       Lux.        Lux.          -
                       Meiji - Alliance Capital Corp.                                Operating        DE          NY      13-3613617
                       Sanford C. Bernstein Ltd.                                     Operating       U.K.        U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.                 Operating       U.K.        U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                         Operating      Aust.       Aust.          -
                       Whittingdale Holdings Ltd.                                    Operating       U.K.        U.K.          -
                          ACM Investments Ltd.                                       Operating       U.K.        U.K.          -
                          Alliance Asset Allocation Ltd.                             Operating       U.K.        U.K.          -
                          Alliance Capital Whittingdale Ltd.                         Operating       U.K.        U.K.          -
                          Alliance Cecogest S.A.                                     Operating      France      France         -
                          Cursitor Alliance Services Ltd.                            Operating       U.K.        U.K.          -
                          Cursitor Holdings Ltd.                                     Operating       U.K.        U.K.          -
                          Whittingdale Nominees Ltd.                                 Operating       U.K.        U.K.          -

                                                                                                Parent's
                                                                                 Number of      Percent of
                                                                                  Shares        Ownership   Comments
                                                                                   Owned        or Control  (e.g., Basis of Control)
                                                                                   -----        ----------  ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                              80.00%     3rd parties = 20%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                            (Proprietary) Ltd.                                                    100.00%
                       Alliance Capital Management (Singapore) Ltd.                               100.00%
                       Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                          Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd parties = 25%
                       Alliance Capital Oceanic Corp.                              1,000          100.00%     inactive
                       Alliance Corporate Finance Group Inc.                       1,000          100.00%
                       Alliance Eastern Europe, Inc.                                              100.00%
                       AllianceBernstein Investment Research and Management, Inc.,
                          (Alliance Fund Distributors, Inc.                          100                1
                       Alliance Global Investor Services, Inc.                       100          100.00%     formerly, Alliance
                                                                                                              Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                                    49.00%     3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                                      20.00%     3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                                    50.00%     3rd parties = 50%
                          Alliance Capital Taiwan Limited                                          99.00%     Others owns 1%
                          ACM New-Alliance (Luxembourg) S.A.                                       99.00%     ACM Global Investor
                                                                                                              Svcs owns 1%
                       Meiji - Alliance Capital Corp.                             50,000           50.00%     Meiji Mutual Life
                                                                                                              owns 50%
                       Sanford C. Bernstein Ltd.                                                  100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                       Sanford C. Bernstein Proprietary Ltd.                                      100.00%
                       Whittingdale Holdings Ltd.                                                 100.00%
                          ACM Investments Ltd.                                                    100.00%
                          Alliance Asset Allocation Ltd.                                          100.00%
                          Alliance Capital Whittingdale Ltd.                                      100.00%
                          Alliance Cecogest S.A.                                                  100.00%
                          Cursitor Alliance Services Ltd.                                         100.00%
                          Cursitor Holdings Ltd.                                                  100.00%
                          Whittingdale Nominees Ltd.                                              100.00%


Item 27. Number of Contractowners
         ------------------------

         As of February 29, 2004, there were 1,036 owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------


          (a) AXA Advisors is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors. The business address of the directors and principal officers with an asterisk before the name is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2004.



                                 SEPARATE ACCOUNT A OF
                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Registrant)

                                 By:  The Equitable Life Assurance Society
                                      of the United States


                                 By:  /s/ Dodie Kent
                                      ------------------------------
                                          Dodie Kent
                                          Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2004.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact
         June 8, 2004